Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Balance at Jul. 09, 2003	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 09, 2003	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder	0	0	0	0	0	0
Issuance of common stock to initial stockholder (in shares)	0	138,000
Effect of June 12 reverse stock split (see Note 3)	0	0	0	0	0	0
Effect of June 12 reverse stock split (see Note 3) (in shares)	0	(124,000)
Net loss	0	0	0	0	(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000	0
Conversion of notes payable, including interest	3,562	0	0	0	0	0
Conversion of notes payable, including interest (in shares)	2,203,000	0
Issuance of restricted common stock to employees and nonemployees	0	1	336	(336)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	24,000
Issuance of common stock to consultants	0	0	21	0	0	21
Issuance of common stock to consultants (in shares)	0	14,000
Issuance of common stock to convertible noteholders	0	0	67	0	0	67
Issuance of common stock to convertible noteholders (in shares)	0	9,000
Issuance of options to purchase common stock to consultants for services rendered	0	0	14	(14)	0	0
Amortization of deferred compensation	0	0	0	23	0	23
Change in value of restricted common stock subject to vesting	0	0	11	(11)	0	0
Accretion of redeemable convertible preferred stock to redemption value	1,035	0	0	0	(1,035)	(1,035)
Net loss	0	0	0	0	(2,438)	(2,438)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223	0	0	0	0	0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000	0
Issuance of restricted common stock to employees and nonemployees	0	0	140	(139)	0	1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	6,000
Issuance of warrants to purchase preferred stock to noteholders	0	0	681	0	0	681
Issuance of options to purchase common stock to consultants for services rendered	0	0	7	(7)	0	0
Amortization of deferred compensation	0	0	0	111	0	111
Accretion of redeemable convertible preferred stock to redemption value	3,164	0	0	0	(3,164)	(3,164)
Net loss	0	0	0	0	(9,627)	(9,627)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses	50,040	0	0	0	0	0
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses (in shares)	27,637,000	0
Issuance of restricted common stock to employees	0	0	0	0	0	0
Issuance of restricted common stock to employees (in shares)	0	0
Issuance of common stock upon exercise of options	0	0	9	0	0	9
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased nonvested restricted stock	0	0	0	0	0	0
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Reclassification of deferred compensation	0	0	(373)	373	0	0
Reclassification of warrants to purchase preferred stock	0	0	(681)	0	0	(681)
Stock-based compensation expense	0	0	400	0	0	400
Accretion of redeemable convertible preferred stock to redemption value	5,640	0	0	0	(5,640)	(5,640)
Net loss	0	0	0	0	(20,873)	(20,873)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	33,219	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	18,333,000	0
Issuance of common stock upon exercise of options	0	0	60	0	0	60
Issuance of common stock upon exercise of options (in shares)	0	3,000
Repurchased vested restricted stock	0	0	(94)	0	0	(94)
Repurchased vested restricted stock (in shares)	0	(1,000)
Stock-based compensation expense	0	0	664	0	0	664
Accretion of redeemable convertible preferred stock to redemption value	8,742	0	0	0	(8,742)	(8,742)
Net loss	0	0	0	0	(30,988)	(30,988)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	21,352	0	0	0	0	0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	11,793,000	0
Issuance of common stock upon exercise of options	0	0	28	0	0	28
Issuance of common stock upon exercise of options (in shares)	0	0
Repurchased vested restricted stock	0	0	0	0	0	0
Repurchased vested restricted stock (in shares)	0	0
Stock-based compensation expense	0	0	1,317	0	0	1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754	0	0	0	(11,754)	(11,754)
Net loss	0	0	0	0	(42,393)	(42,393)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options	0	0	54	0	0	54
Issuance of common stock upon exercise of options (in shares)	0	2,000
Stock-based compensation expense	0	0	855	0	0	855
Accretion of redeemable convertible preferred stock to redemption value	14,059	0	0	0	(14,059)	(14,059)
Net loss	0	0	0	0	(29,845)	(29,845)
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options	0	0	14	0	0	14
Issuance of common stock upon exercise of options (in shares)	0	3,000
Stock-based compensation expense	0	0	953	0	0	953
Accretion of redeemable convertible preferred stock to redemption value	3,993	0	0	0	(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)	0	191,909	0	0	191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants	0	0	123	0	0	123
Proceeds from initial public offering, net of expenses	0	0	25,727	0	0	25,727
Proceeds from initial public offering, net of expenses (in shares)	0	600,000
Net loss	0	0	0	0	(25,600)	(25,600)
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from equity financing, net of expenses	0	1	28,940	0	0	28,941
Proceeds from equity financing, net of expenses (in shares)	0	1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing	0	0	(16,947)	0	0	(16,947)
Issuance of common stock upon exercise of options	0	0	83	0	0	83
Issuance of common stock upon exercise of options (in shares)	0	18,000
Issuance of restricted stock to employees	0	0	0	0	0	0
Issuance of restricted stock to employees (in shares)	0	31,000
Cancellation of restricted stock to employees	0	0	0	0	0	0
Cancellation of restricted stock to employees (in shares)	0	(15,000)
Issuance of warrants to purchase common stock in connection with debt financing	0	0	105	0	0	105
Stock-based compensation expense	0	0	834	0	0	834
Net loss	0	0	0	0	(19,061)	(19,061)
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of options	0	0	10	0	0	10
Issuance of common stock upon exercise of options (in shares)	0	3,000
Issuance of restricted stock to employees	0	0	0	0	0	0
Issuance of restricted stock to employees (in shares)	0	68,000
Cancellation of restricted stock to employees	0	0	(5)	0	0	(5)
Cancellation of restricted stock to employees (in shares)	0	(3,000)
Stock-based compensation expense	0	0	566	0	0	566
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Net loss	0	0	0	0	(16,929)	(16,929)
Balance at Dec. 31, 2012	0	2	235,828	0	(247,173)	(11,343)
Balance (in shares) at Dec. 31, 2012	0	2,449,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for payment of interest	0	3	1,535	0	0	1,538
Issuance of common stock for payment of interest (in shares)	0	2,575,000
Proceeds from Celgene Collaboration and Option Agreement and Right of First Negotiation Agreement, net of expenses and proceeds allocable to issuance of warrants	0	0	10,859	0	0	10,859
Proceeds from Celgene Collaboration and Option Agreement and Right of First Negotiation Agreement, net of expenses and proceeds allocable to issuance of warrants (in shares)	0	0
Cancellation of restricted stock to employees	0	0	(7)	0	0	(7)
Cancellation of restricted stock to employees (in shares)	0	(6,000)
Issuance of common stock upon exercise of warrants	0	1	279	0	0	280
Issuance of common stock upon exercise of warrants (in shares)	0	577,000
Stock-based compensation expense	0	0	513	0	0	513
Conversion of notes payable, including interest						0
Issuance of common stock to convertible noteholders	0	1	230	0	0	231
Issuance of common stock to convertible noteholders (in shares)	0	1,227,000
Conversion of preferred stock to common stock						0
Conversion of preferred stock to common stock (in shares)						260,000
Conversion of preferred stock warrants to common stock warrants						57
Net loss	0	0	0	0	(18,927)	(18,927)
Balance at Dec. 31, 2013	$ 0	$ 7	$ 249,237	$ 0	$ (266,100)	$ (16,856)
Balance (in shares) at Dec. 31, 2013	0	6,822,000